UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SRB Management, L.P.
Address: 300 Crescent Court
         Suite 1111
         Dallas, Texas  75201

13F File Number:  28-12314

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven R. Becker
Title:     Manager of BC Advisors, L.L.C., General Partner
Phone:     214.756.6016

Signature, Place, and Date of Signing:

     Steven R. Becker     Dallas, Texas     November 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     24

Form13F Information Table Value Total:     $37,127 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AUTOBYTEL INC                  COM              05275N106     4433  4143191 SH       SOLE                  4143191
AVANEX CORP                    COM NEW          05348W307     1569   335231 SH       SOLE                   335231
BROADPOINT SECURITIES GRP IN   COM              11133V108      924   318673 SH       SOLE                   318673
BTU INTL INC                   COM              056032105     1633   185604 SH       SOLE                   185604
CALIPER LIFE SCIENCES INC      *W EXP 08/10/201 130872112       95   236330 SH       SOLE                   236330
CARIBOU COFFEE INC             COM              142042209      152    66800 SH       SOLE                    66800
CONCURRENT COMPUTER CORP NEW   COM PAR $.01     206710402      517    89141 SH       SOLE                    89141
DUSA PHARMACEUTICALS INC       COM              266898105     2447  2127389 SH       SOLE                  2127389
EMAGEON INC                    COM              29076V109       98    45238 SH       SOLE                    45238
ENDWAVE CORP                   COM NEW          29264A206      420    82644 SH       SOLE                    82644
GLU MOBILE INC                 COM              379890106     1070   548745 SH       SOLE                   548745
INVENTURE GROUP INC            COM              461214108     4595  2766597 SH       SOLE                  2766597
MRV COMMUNICATIONS INC         COM              553477100      499   426500 SH       SOLE                   426500
NETWORK EQUIP TECHNOLOGIES     COM              641208103     1466   428800 SH       SOLE                   428800
ORTHOVITA INC                  COM              68750U102     2234   859376 SH       SOLE                   859376
PFSWEB INC                     COM NEW          717098206      308   127658 SH       SOLE                   127658
PLATO LEARNING INC             COM              72764Y100     2348   826900 SH       SOLE                   826900
RETAIL VENTURES INC            COM              76128Y102      293    75000 SH       SOLE                    75000
SENORX INC                     COM              81724W104     1067   215900 SH       SOLE                   215900
SOUNDBITE COMMUNICATIONS INC   COM              836091108     2030   842435 SH       SOLE                   842435
STRATEGIC DIAGNOSTICS INC      COM              862700101     3484  2150739 SH       SOLE                  2150739
U.S. AUTO PARTS NETWORK INC    COM              90343C100     2761  1284247 SH       SOLE                  1284247
WESTELL TECHNOLOGIES INC       CL A             957541105     1934  2762236 SH       SOLE                  2762236
YOUBET COM INC                 COM              987413101      750   513735 SH       SOLE                   513735